Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 153,682
Beginning Balance		1,254,483
Ending Balance		163,336		¥ 153,682
Ending Balance		795,001		1,254,483
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,254,483	[1]	0
Gains or losses (realized/ unrealized), included in earnings	[2]	40,751	[1],[3]	(100,702)
Gains or losses (realized/ unrealized), included in other comprehensive income		0	[1]	0	[3]
Gains or losses (realized/ unrealized), total		40,751	[1],[4]	(100,702)
Purchases		0	[1]	1,765,444	[4]
Sales		0	[1],[5]	0
Settlements		(418,731)	[1],[6]	(611,663)	[5]
Transfers in and/or out of Level 3 (net)	[6]	0	[1]	0
Ending Balance		795,001	[1],[5]	1,254,483	[1]	¥ 0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[2]	40,751	[1]	(100,702)
Reinsurance Recoverable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ending Balance		37,855
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		36,038		0
Gains or losses (realized/ unrealized), included in earnings	[2]	(8,482)		(36,072)
Gains or losses (realized/ unrealized), included in other comprehensive income	[3]	0		0
Gains or losses (realized/ unrealized), total		(8,482)		(36,072)
Purchases	[4]	10,669		72,654
Sales		0		0
Settlements	[5]	(370)		(544)
Transfers in and/or out of Level 3 (net)	[6]	0		0
Ending Balance		37,855		36,038		0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[2]	(8,482)		(36,072)
Other assets | Reinsurance Recoverable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		36,038	[7]	0
Gains or losses (realized/ unrealized), included in earnings	[2]	(8,482)	[7]	(36,072)
Gains or losses (realized/ unrealized), included in other comprehensive income	[3]	0	[7]	0
Gains or losses (realized/ unrealized), total		(8,482)	[7]	(36,072)
Purchases	[4]	10,669	[7]	72,654
Sales		0	[7]	0
Settlements	[5]	(370)	[7]	(544)
Transfers in and/or out of Level 3 (net)	[6]	0	[7]	0
Ending Balance		37,855	[7]	36,038	[7]	0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[2]	(8,482)	[7]	(36,072)
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		97,051		84,001		136,978
Gains or losses (realized/ unrealized), included in earnings	[2]	922		2,101		4,364
Gains or losses (realized/ unrealized), included in other comprehensive income	[3]	(10,458)		6,653		4,056
Gains or losses (realized/ unrealized), total		(9,536)		8,754		8,420
Purchases		47,886	[4]	65,964	[4]	56,202
Sales		(15,632)		(18,222)		(13,817)
Settlements	[5]	(19,378)		(23,796)		(103,782)
Transfers in and/or out of Level 3 (net)		(869)	[6]	(19,650)	[6]	0
Ending Balance		99,522		97,051		84,001
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(679)	[2]	(1,745)	[2]	180	[6]
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		0		661		6,524
Gains or losses (realized/ unrealized), included in earnings	[2]	1		73		416
Gains or losses (realized/ unrealized), included in other comprehensive income	[3]	0		(24)		(356)
Gains or losses (realized/ unrealized), total		1		49		60
Purchases		5	[4]	0	[4]	0
Sales		(1)		(210)		(1,325)
Settlements	[5]	0		(500)		(4,598)
Transfers in and/or out of Level 3 (net)		0	[6]	0	[6]	0
Ending Balance		5		0		661
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		0	[2]	0	[2]	0	[6]
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		7,280		6,772		63,244
Gains or losses (realized/ unrealized), included in earnings	[2]	5		5		327
Gains or losses (realized/ unrealized), included in other comprehensive income	[3]	16		101		839
Gains or losses (realized/ unrealized), total		21		106		1,166
Purchases		0	[4]	1,700	[4]	0
Sales		(1,885)		0		(36)
Settlements	[5]	(1,955)		(1,298)		(57,602)
Transfers in and/or out of Level 3 (net)		0	[6]	0	[6]	0
Ending Balance		3,461		7,280		6,772
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		2	[2]	5	[2]	5	[6]
Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		22,658		17,833		24,338
Gains or losses (realized/ unrealized), included in earnings	[2]	424		60		2,388
Gains or losses (realized/ unrealized), included in other comprehensive income	[3]	(3,831)		3,724		963
Gains or losses (realized/ unrealized), total		(3,407)		3,784		3,351
Purchases		26,431	[4]	29,372	[4]	14,295
Sales		(2,401)		(3,446)		(11,067)
Settlements	[5]	(4,788)		(4,447)		(13,084)
Transfers in and/or out of Level 3 (net)		0	[6]	(20,438)	[6]	0
Ending Balance		38,493		22,658		17,833
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(763)	[2]	(395)	[2]	(152)	[6]
Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		66,252		58,735		42,872
Gains or losses (realized/ unrealized), included in earnings	[2]	492		1,963		1,233
Gains or losses (realized/ unrealized), included in other comprehensive income	[3]	(6,651)		2,779		2,610
Gains or losses (realized/ unrealized), total		(6,159)		4,742		3,843
Purchases		21,450	[4]	34,892	[4]	41,907
Sales		(11,345)		(14,566)		(1,389)
Settlements	[5]	(12,635)		(17,551)		(28,498)
Transfers in and/or out of Level 3 (net)		0	[6]	0	[6]	0
Ending Balance		57,563		66,252		58,735
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		82	[2]	(1,355)	[2]	327	[6]
Available-for-sale securities | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		861		0
Gains or losses (realized/ unrealized), included in earnings	[2]	0		0
Gains or losses (realized/ unrealized), included in other comprehensive income	[3]	8		73
Gains or losses (realized/ unrealized), total		8		73
Purchases	[4]	0		0
Sales		0		0
Settlements	[5]	0		0
Transfers in and/or out of Level 3 (net)	[6]	(869)		788
Ending Balance		0		861		0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[2]	0		0
Other securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		8,723		6,317		5,800
Gains or losses (realized/ unrealized), included in earnings	[2]	1,146		1,290		1,767
Gains or losses (realized/ unrealized), included in other comprehensive income	[3]	(2,194)		1,142		584
Gains or losses (realized/ unrealized), total		(1,048)		2,432		2,351
Purchases		10,933	[4]	6,180	[4]	2,013
Sales		(857)		(4,870)		(3,824)
Settlements	[5]	0		(1,336)		(23)
Transfers in and/or out of Level 3 (net)		0	[6]	0	[6]	0
Ending Balance		17,751		8,723		6,317
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		849	[2]	1,290	[2]	1,767	[6]
Other securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		8,723		6,317		5,800
Gains or losses (realized/ unrealized), included in earnings	[2]	1,146		1,290		1,767
Gains or losses (realized/ unrealized), included in other comprehensive income	[3]	(2,194)		1,142		584
Gains or losses (realized/ unrealized), total		(1,048)		2,432		2,351
Purchases		10,933	[4]	6,180	[4]	2,013
Sales		(857)		(4,870)		(3,824)
Settlements	[5]	0		(1,336)		(23)
Transfers in and/or out of Level 3 (net)		0	[6]	0	[6]	0
Ending Balance		17,751		8,723		6,317
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		849	[2]	1,290	[2]	1,767	[6]
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		11,870		2,486		2,099
Gains or losses (realized/ unrealized), included in earnings	[2]	(4,596)		(13,838)		2,987
Gains or losses (realized/ unrealized), included in other comprehensive income	[3]	0		0		0
Gains or losses (realized/ unrealized), total		(4,596)		(13,838)		2,987
Purchases		5,857	[4]	28,536	[4]	0
Sales		0		0		0
Settlements	[5]	(4,923)		(5,314)		(2,600)
Transfers in and/or out of Level 3 (net)		0	[6]	0	[6]	0
Ending Balance		8,208		11,870		2,486
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(4,596)	[2]	(13,838)	[2]	2,987	[6]
Derivative Financial Instruments, Assets and Liabilities | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		11,870		2,486		2,099
Gains or losses (realized/ unrealized), included in earnings	[2]	(4,596)		(13,838)		2,987
Gains or losses (realized/ unrealized), included in other comprehensive income	[3]	0		0		0
Gains or losses (realized/ unrealized), total		(4,596)		(13,838)		2,987
Purchases		5,857	[4]	28,536	[4]	0
Sales		0		0		0
Settlements	[5]	(4,923)		(5,314)		(2,600)
Transfers in and/or out of Level 3 (net)		0	[6]	0	[6]	0
Ending Balance		8,208		11,870		2,486
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(4,596)	[2]	(13,838)	[2]	2,987	[6]
Insurance Contract, Rights and Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,254,483		0
Gains or losses (realized/ unrealized), included in earnings	[2]	40,751	[3]	(100,702)
Gains or losses (realized/ unrealized), included in other comprehensive income		0		0	[3]
Gains or losses (realized/ unrealized), total		40,751	[4]	(100,702)
Purchases		0		1,765,444	[4]
Sales		0	[5]	0
Settlements		(418,731)	[6]	(611,663)	[5]
Transfers in and/or out of Level 3 (net)	[6]	0		0
Ending Balance		795,001	[5]	1,254,483		0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[2]	40,751		(100,702)
Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		5,533		2,833		0
Gains or losses (realized/ unrealized), included in earnings	[2]	3,059	[3]	(12,203)		2,343
Gains or losses (realized/ unrealized), included in other comprehensive income		0		0	[3]	0	[3]
Gains or losses (realized/ unrealized), total		3,059	[4]	(12,203)		2,343
Purchases		0		0	[4]	5,176	[4]
Sales		0	[5]	0		0
Settlements		(2,474)	[6]	(9,503)	[5]	0	[5]
Transfers in and/or out of Level 3 (net)	[6]	0		0		0
Ending Balance		0	[5]	5,533		2,833
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		0	[2]	(12,203)	[2]	2,343
Accounts Payable | Contingent consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		5,533		2,833		0
Gains or losses (realized/ unrealized), included in earnings	[2]	3,059	[3]	(12,203)		2,343
Gains or losses (realized/ unrealized), included in other comprehensive income		0		0	[3]	0	[3]
Gains or losses (realized/ unrealized), total		3,059	[4]	(12,203)		2,343
Purchases		0		0	[4]	5,176	[4]
Sales		0	[5]	0		0
Settlements		(2,474)	[6]	(9,503)	[5]	0	[5]
Transfers in and/or out of Level 3 (net)	[6]	0		0		0
Ending Balance		0	[5]	5,533		2,833
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		¥ 0	[2]	¥ (12,203)	[2]	¥ 2,343

[1]	"Included in earnings" in the above table is recorded in "Life insurance costs" and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.
[2]	Principally, gains and losses from available-for-sale securities are included in "Gains on investment securities and dividends", "Write-downs of securities" or "Life insurance premiums and related investment income"; other securities are included in "Gains on investment securities and dividends" and derivative assets and liabilities (net) are included in "Other (income) and expense, net" and gains and losses from accounts payable are included in "Other (income) and expense, net" respectively. Also, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.
[3]	Unrealized gains and losses from available-for-sale securities are included in "Net change of unrealized gains (losses) on investment in securities."
[4]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[5]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included. Due to the elapse of the computation period of the contingent consideration during fiscal 2016, the unsettled payment is included in a decrease of Accounts payable.
[6]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.
[7]	"Included in earnings" in the above table includes changes in the fair value of reinsurance contracts recorded in "Life insurance costs" and reinsurance premiums, net of reinsurance benefits received, recorded in "Life insurance premiums and related investment income."